Segment information	3 Months Ended	15 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Segment Reporting [Abstract]
Segment information

Note 14 – Segment information

As of December 31, 2025 and September 30, 2025, the Company reports one continuing operating segment, Consumer Products, following the classification of its previously reportable Health Solutions segment as discontinued operations.

The Consumer Products segment includes the legacy Halo pet food business, consisting of premium pet products such as dry kibble, wet food, freeze-dried raw food, treats, and toppers for dogs and cats. This segment operates across various sales channels and represents the Company’s ongoing business.

The Health Solutions segment, which encompassed the Company’s pharmacy network operations in Canada, has been classified as discontinued operations as of December 31, 2025 and September 30, 2025, and accordingly, its results and related assets and liabilities are reported separately in the financial statements.

Prior to discontinuation, the Company’s Chief Operating Decision Maker (“CODM”), the Board of Directors, evaluated the Company’s financial performance based on two segments: Health Solutions and Consumer Products. Following the classification of Health Solutions as discontinued, segment reporting focuses exclusively on the Consumer Products business.

For the three months ended December 31, 2025, segment financial information for continuing operations relates solely to the Consumer Products segment, which was acquired through business combination on April 25, 2025. There are no comparative results for any prior periods presented, as all operations that existed in prior periods relate to the Health Solutions segment, which is now classified as discontinued.

The following table summarizes revenues, operating loss, and net loss for the continuing Consumer Products segment for the three months ended December 31, 2025 (in thousands):

	Three months ended December 31,
	2025	2024
Net sales	$2,807	$—
Cost of goods sold:
Direct	1,721	—
Indirect	32	—
Total cost of goods sold	1,753	—
Gross profit	1,054	—
Segment expenses:
Discretionary marketing	473	—
Outbound freight	11	—
Other segment expenses (a)	4,360	—
Total segment expenses	4,844	—
Loss from operations	(3,790)	—
Other income (expense):
Interest income (expense), net	1,288	—
Loss on extinguishment of debt	3,064	—
Changes in fair value of digital assets	464	—
Other income (expense)	4	—
Total other income (expense)	4,820	—
Net loss before income taxes	(8,610)	—
Income tax expense	4	—
Net loss	$(8,614)	$—

(a)	Other segment expenses include employee compensation and benefits, share based compensation, non-cash charges, other sales and marketing costs, professional fees, broker commissions, and other general expenses

The accounting policies of the segment are consistent with those described in Note 1 – Nature of business and summary of significant accounting policies.

Geographic Information

Revenue by geography is based on where the customer is based. Summary financial data attributable to various geographic regions for the periods indicated is as follows:

	Three Months Ended December 31,
	2025	2024
United States	$2,633	$—
Canada	50	—
Asia	124	—
Total	$2,807	$—

Note 16 – Segment information

As of September 30, 2025, the Company reports one continuing operating segment, Consumer Products, following the classification of its previously reportable Health Solutions segment as discontinued operations.

The Consumer Products segment includes the legacy Halo pet food business, consisting of premium pet products such as dry kibble, wet food, freeze-dried raw food, treats, and toppers for dogs and cats. This segment operates across various sales channels and represents the Company’s ongoing business.

The Health Solutions segment, which encompassed the Company’s pharmacy network operations in Canada, has been classified as discontinued operations as of September 30, 2025, and accordingly, its results and related assets and liabilities are reported separately in the financial statements.

Prior to discontinuation, the Company’s Chief Operating Decision Maker (“CODM”), the Board of Directors, evaluated the Company’s financial performance based on two segments: Health Solutions and Consumer Products. Following the classification of Health Solutions as discontinued, segment reporting focuses exclusively on the Consumer Products business.

For the year ended September 30, 2025, segment financial information for continuing operations relates solely to the Consumer Products segment, which was acquired through business combination on April 25, 2025. There are no comparative results for 2024, as all operations that existed in 2024 relate to the Health Solutions segment, which is now classified as discontinued.

The following table summarizes revenues, gross margin, and Adjusted EBITDA for the continuing Consumer Products segment for the years ended September 30, 2025 (in thousands):

	Twelve months Ended September 30,
	2025	2024
Net sales	$6,534	$—
Cost of goods sold:
Direct	4,413	—
Indirect	595	—
Total cost of goods sold	5,008	—
Gross profit	1,526	—
Segment expenses:
Discretionary marketing	890	—
Outbound freight	6	—
Other segment expenses (a)	12,036	—
Total segment expenses	12,932	—
Loss from operations	(11,406)	—
Other income (expense):
Interest expense	(628)	—
Loss on extinguishment of debt	(716)	—
Bargain purchase gain	4,111	—
Other expense	—	—
Total other income (expense)	2,767	—
Net loss before income taxes	(8,639)	—
Income tax expense	—	—
Net loss	$(8,639)	$—

(a)	Other segment expenses include employee compensation and benefits, share based compensation, non-cash charges, other sales and marketing costs, professional fees, broker commissions, and other general expenses

The accounting policies of the segment are consistent with those described in Note 1 - Summary of Significant Accounting Policies.

Geographic Information

Revenue by geography is based on where the customer is based. Summary financial data attributable to various geographic regions for the years indicated is as follows:

	Year Ended September 30,
	2025	2024
United States	$5,505	$—
Taiwan	833	—
Other	196	—
Total	$6,534	$—